Note 2 - Allowance for Credit Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2020
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	493	$884,141	$858,806
Premier Consumer Loans	131	862,989	824,689
Other Consumer Loans	2,669	10,249,680	9,781,560
Real Estate Loans	7	136,663	127,506
Sales Finance Contracts	186	991,288	954,761
Total	3,486	$13,124,761	$12,547,322

The following table presents a summary of loans that were restructured during the three months ended September 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,891	$14,728,552	$14,165,603
Real Estate Loans	17	166,560	166,560
Sales Finance Contracts	244	834,043	791,130
Total	5,152	$15,729,155	$15,123,293

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,611	$2,704,218	$2,627,431
Premier Consumer Loans	356	2,363,227	2,277,349
Other Consumer Loans	8,368	29,643,212	27,807,993
Real Estate Loans	30	370,852	360,893
Sales Finance Contracts	558	2,532,994	2,422,124
Total	10,923	$37,614,503	$35,495,790

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	13,681	$39,399,828	$37,818,108
Real Estate Loans	35	489,615	487,793
Sales Finance Contracts	616	2,192,823	2,087,154
Total	14,332	$42,082,226	$40,393,055

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the three months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	210	$323,661
Premier Consumer Loans	23	125,227
Other Consumer Loans	719	1,524,065
Real Estate Loans	1	6,485
Sales Finance Contracts	41	120,058
Total	994	$2,099,496

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the three months ended September 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	2,070	$3,893,834
Real Estate Loans	-	-
Sales Finance Contracts	64	187,803
Total	2,134	$4,081,637

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the nine months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$1,178,194
Premier Consumer Loans	86	475,673
Other Consumer Loans	2,583	5,274,119
Real Estate Loans	2	8,317
Sales Finance Contracts	161	389,999
Total	3,622	$7,326,302

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the nine months ended September 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,932	$8,811,884
Real Estate Loans	-	-
Sales Finance Contracts	183	466,862
Total	5,115	$9,278,746